Label	Element	Value
Intersegment amounts [Member] | Phosphate Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	$ 236,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	202,000,000
Intersegment amounts [Member] | Retail Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	69,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	37,000,000
Intersegment amounts [Member] | Nitrogen Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	921,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	628,000,000
Intersegment amounts [Member] | Corporate and Others Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	0
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	0
Intersegment amounts [Member] | Potash Segment [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	386,000,000
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	248,000,000
Intersegment amounts [Member] | Eliminations [Member]
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	(1,612,000,000)
Revenue from contracts with customers	ifrs-full_RevenueFromContractsWithCustomers	(1,115,000,000)
Assets	ifrs-full_Assets	(639,000,000)
Other Aquisitions [Member] | Carrying Amount [Member]
Trade and other current payables	ifrs-full_TradeAndOtherCurrentPayables	50,000,000
Trade and other current payables	ifrs-full_TradeAndOtherCurrentPayables	108,000,000
Current borrowings	ifrs-full_ShorttermBorrowings	11,000,000
Current borrowings	ifrs-full_ShorttermBorrowings	$ 36,000,000